Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 5,869	$ 5,406	$ 17,334	$ 15,660
Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	161	130	532	360
Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	29	18	89	83
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	53	47	157	140
Past service costs	0
Net interest expense (income)	(41)	(37)	(122)	(112)
Administrative expense	6	5	17	13
Defined benefit pension expense	18	15	101	41
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	143	115	431	319
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	9	9	25	25
Past service costs		(6)	0	(6)
Net interest expense (income)	18	20	57	60
Remeasurements of other long-term benefits	2	(5)	7	4
Defined benefit pension expense	$ 29	$ 18	$ 89	$ 83